CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues		$ 24,328	$ 16,597	$ 50,866
Business tax and other sales tax		(569)	(84)	(633)
Net revenues		23,759	16,513	50,233
Less: Cost of revenues		58,967	49,042	89,577
Gross loss		(35,208)	(32,529)	(39,344)
Operating expenses:
Selling and marketing		12,747	12,056	9,611
General and administrative		63,507	44,401	27,102
Impairment of fixed assets, prepaid equipment cost and intangible assets		67,342	826	0
Total operating expenses		143,596	57,283	36,713
Loss from operations		(178,804)	(89,812)	(76,057)
Interest income, net		2,645	843	472
Other income, net		214	4,243	1,383
Loss from continuing operations before income taxes and share of loss on equity method investments		(175,945)	(84,726)	(74,202)
Income tax expenses from continuing operations		633	4,483	6,421
Net loss before income (loss) on equity method investments		(176,578)	(89,209)	(80,623)
Income (loss) and impairment on equity method investments		(2,603)	(33)	2,352
Net loss from continuing operations		(179,181)	(89,242)	(78,271)
Less: Net loss from continuing operations attributable to non-controlling interests		22,705	23,617	7,620
Net loss from continuing operations attributable to AirMedia Group Inc.'s shareholders		(156,476)	(65,625)	(70,651)
Discontinued operation:
Net income from discontinued operations (including gain of $244,164 upon the disposal in the year ended December 31, 2015)		0	0	272,879
Income tax expenses from discontinued operations		0	0	(51,696)
Net income from discontinued operations, net of tax		0	0	221,183
Less: Net income from discontinued operations attributable to non-controlling interests		0	0	(885)
Net income from discontinued operations attributable to AirMedia Group Inc.'s shareholders		0	0	220,298
Net income (loss)		(179,181)	(89,242)	142,912
Net income (loss) attributable to AirMedia Group Inc.'s shareholders		$ (156,476)	$ (65,625)	$ 149,647
Net income (loss) per ordinary share - basic		$ (1.25)	$ (0.52)	$ 1.23
Net income (loss) per ordinary share - diluted		(1.25)	(0.52)	1.16
Net (loss) per ordinary shares from continuing operations - basic		(1.25)	(0.52)	(0.58)
Net (loss) per ordinary shares from continuing operations - diluted		(1.25)	(0.52)	(0.58)
Net income per ordinary shares from discontinued operations - basic		0	0	1.81
Net income per ordinary shares from discontinued operations - diluted		$ 0	$ 0	$ 1.7
Weighted average shares used in calculating net income (loss) per ordinary share Continuing operations - Basic		125,629,779	125,277,056	121,740,194
Weighted average shares used in calculating net income (loss) per ordinary share Discontinued operations - Basic		0	0	121,740,194
Weighted average shares used in calculating net income (loss) per ordinary share Continuing operations - Diluted	[1]	125,629,779	125,277,056	121,740,194
Weighted average shares used in calculating net income (loss) per ordinary share Discontinued operations - Diluted	[2]	0	0	129,372,158

[1]	The effect of options was excluded from the computation of diluted loss per share from continuing operations for the years ended December 31, 2015, 2016 and 2017, respectively, as the effect would be anti-dilutive.
[2]	An incremental weighted average number of 7,631,964, nil and nil ordinary shares from assumed exercise of share option were included in computing the diluted income per share for the discontinued operations for the years ended December 31, 2015, 2016 and 2017, respectively.